Stock Based Compensation (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Nov. 10, 2023 shares	Dec. 14, 2022 shares	Dec. 21, 2021 shares	Dec. 10, 2021 shares	Mar. 16, 2021 shares	Feb. 12, 2021 shares	May 10, 2019 shares	Sep. 14, 2018 shares	Dec. 31, 2023 USD ($) director $ / shares shares	Dec. 31, 2022 USD ($) director $ / shares shares	Dec. 31, 2021 USD ($) director $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 02, 2019 shares
Stock Based Compensation
Average price of shares issued | $ / shares									$ 60.63	$ 69.59	$ 72.19
Maximum number of shares that may be granted									1,000,000					1,000,000
Number of directors who elected to receive their compensation in shares | director									0	0	0
Restricted Common Stock [Member]
Stock Based Compensation
Average price of shares issued | $ / shares									$ 63.40	$ 54.40	$ 66.00
Shares issued and outstanding									0	0
Common Stock
Stock Based Compensation
Contractual obligation for any stock to be granted | $									$ 0
General and administrative expenses
Stock Based Compensation
Expenses representing fair value of the stock granted recognized expenses | $									$ 12,700	$ 6,000	$ 15,300
Executive officer
Stock Based Compensation
Shares granted	100,000	100,000
Executive officer | Vesting on december 31, 2021
Stock Based Compensation
Shares vested											149,388
Executive officer | Restricted Common Stock [Member]
Stock Based Compensation
Shares granted							35,714	298,774
Executive officer | Restricted Common Stock [Member] | Vesting on december 31, 2019
Stock Based Compensation
Shares vested													149,386
Employees of the Manager
Stock Based Compensation
Shares granted			10,000
Number of cancelled shares										224
Employees of the Manager | Vesting on december 31, 2019
Stock Based Compensation
Shares vested													66,888
Employees of the Manager | Vesting on december 31, 2021
Stock Based Compensation
Shares granted					40,000
Shares vested					10,000
Number of cancelled shares					1,050
Employees of the Manager | Restricted Common Stock [Member]
Stock Based Compensation
Shares granted							137,944
Shares vested										19,076	9,650
Number of cancelled shares											1,685	714	4,168
Employees of the Manager | Restricted Common Stock [Member] | Vesting on december 31, 2021
Stock Based Compensation
Shares vested											64,489
Manager
Stock Based Compensation
Shares granted	100,000
Weighted - average remaining term									1 year 8 months 1 day
Executive officers and Board of Directors members
Stock Based Compensation
Shares granted						110,000
Executive officers and Board of Directors members | Restricted Common Stock [Member]
Stock Based Compensation
Shares granted				110,000
Manager in 2024
Stock Based Compensation
Amount expected to be recognized as expenses in 2024 and 2025 | $									$ 6,300